Share Options, Nonemployees (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	1,579,732
Number of shares, Outstanding, Ending	900,084
Number of shares, Expected to vest
Number of shares, Exercisable	900,084
Weighted-average exercise price, Outstanding, Beginning	$ 0.50
Weighted-average exercise price, Outstanding, Ending	$ 0.50
Weighted-average exercise price: Expected to vest
Weighted-average exercise price: Exercisable	$ 0.50
Weighted-average remaining contractual term (years), Outstanding	5 years 9 months 18 days
Weighted-average remaining contractual term (years), Exercisable	5 years 9 months 18 days
Aggregated intrinsic value, Outstanding, Ending	$ 3,760
Aggregated intrinsic value, Expected to vest
Aggregated intrinsic value, Exercisable	3,760
Non Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	128,200
Number of shares, Outstanding, Ending	128,200
Number of shares, Expected to vest
Number of shares, Exercisable	128,200
Weighted-average exercise price, Outstanding, Beginning	$ 0.495
Weighted-average exercise price, Outstanding, Ending	$ 0.495
Weighted-average exercise price: Expected to vest
Weighted-average exercise price: Exercisable	$ 0.495
Weighted-average remaining contractual term (years), Outstanding	4 years 3 months 18 days
Weighted-average remaining contractual term (years), Exercisable	4 years 3 months 18 days
Aggregated intrinsic value, Outstanding, Ending	536
Aggregated intrinsic value, Expected to vest
Aggregated intrinsic value, Exercisable	$ 536